BUSINESS COMBINATION (Details 1) (JHMC [Member], USD $)	Sep. 30, 2012
JHMC [Member]
Net assets at fair value acquired:
Property and equipment	$ 512,450
Construction in progress	4,177,007
Inventory	671,429
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total	5,360,886
Less: Non - controlling interest	(1,340,221)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	4,020,665
Satisfied by
Purchase consideration	$ 4,020,665